HELD-FOR-SALE (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets And Liabilities Held-for-sale
The following table summarizes the assets and liabilities classified as held-for-sale as of December 31, 2022 on the Company’s consolidated balance sheet:

December 31,
2022 (1)
(in millions)
Cash and cash equivalents	$159
Broker-dealer related receivables	74
Trading securities, at fair value	25
Goodwill and other intangible assets ,net	175
Other assets (2)	129
Total assets held-for-sale	$562

Broker-dealer related payables	$33
Customers related payables	10
Other liabilities	65
Total liabilities held-for-sale	$108
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(1)    The assets and liabilities classified as held-for-sale are reported within our Investment Management & Research segment.
(2)    Other assets includes a valuation adjustment of $(7) million.